Related party transactions (Details Narrative) - Globallink Investment Inc [Member] - USD ($)						3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Dec. 13, 2021	Dec. 09, 2021	Aug. 19, 2021	Aug. 19, 2021	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Nov. 28, 2023	Nov. 07, 2023	Sep. 29, 2023	Sep. 05, 2023	Mar. 06, 2023
IfrsStatementLineItems [Line Items]
Common stock, par value						$ 0.001	$ 0.001		$ 0.001	$ 0.001
Proceeds from issuance of common stock to founder								$ (69,920,879)	$ (26,890,379)	$ (93,521,369)
Shares issued price per share									$ 11.77		$ 10.82				$ 10.35
Related Party [Member]
IfrsStatementLineItems [Line Items]
Administrative fee						$ 217,000			$ 217,000	217,000
Related Party [Member] | Administrative Services Agreement [Member]
IfrsStatementLineItems [Line Items]
Administrative fee							247,000			247,000
Sponsor [Member]
IfrsStatementLineItems [Line Items]
Administrative fee	$ 10,000					10,000			10,000
Sponsor [Member] | Administrative Services Agreement [Member]
IfrsStatementLineItems [Line Items]
Administrative fee	$ 10,000						10,000
Other Affiliates [Member]
IfrsStatementLineItems [Line Items]
Due to related parties						390,000	$ 390,000		$ 390,000			$ 130,000	$ 130,000	$ 130,000
Working Capital Loans [Member] | Related Party [Member]
IfrsStatementLineItems [Line Items]
Due to related parties						$ 1,500,000
Conversion price						$ 10.00	$ 10.00		$ 10.00
Outstanding loans						$ 0	$ 0		$ 0	$ 0
Working Capital Loans [Member] | Related Party [Member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Due to related parties							$ 1,500,000		$ 1,500,000
Promissory Notes [Member]
IfrsStatementLineItems [Line Items]
Bear interest						6.00%	6.00%		6.00%
Private Placement Units [Member]
IfrsStatementLineItems [Line Items]
Issuance of common stock		52,500	517,500		570,000
Number of shares					517,500
Shares issued price per share		$ 10.00	$ 10.00	$ 10.00	$ 10.00
Number of shares, value					$ 5,175,000
Founder [Member]
IfrsStatementLineItems [Line Items]
Issuance of common stock				2,875,000	2,875,000
Common stock, par value				$ 0.001	$ 0.001
Proceeds from issuance of common stock to founder				$ 25,000	$ 25,000